INTANGIBLE AND GOODWILL	13 Months Ended
Dec. 31, 2021
INTANGIBLE AND GOODWILL
Intangible And Goodwill

7. INTANGIBLES AND GOODWILL

Intangibles

The components of intangible assets as of December 31, 2021 are as follows:

	Customer relationships	Brand name	Total

Balance, December 1, 2019	$-	$-	$-
Acquisition of Code Red	1,644,000	799,000	2,443,000
Amortization	(54,800)	(26,633)	(81,433)

Balance, November 30, 2020	$1,589,200	$772,367	$2,361,567

Acquisition of Complexity	-	5,260,635	5,260,635
Acquisition of Cut & Sew	1,421,461	1,602,924	3,024,385
Amortization	(474,655)	(832,757)	(1,307,412)

Balance, December 31, 2021	$2,536,006	$6,803,169	$9,339,175

On October 2, 2020, the Company acquired all of the outstanding shares of Code Red (see Note 4(a)). The intangible assets acquired consisted of customer relationships and the Code Red brand name. On June 30, 2021, the Company acquired all the outstanding shares of Complexity. The intangible assets acquired consisted of the Complexity brand name and its ties to the Dallas Cowboys. On July 27, 2021, the Company acquired all the issued and outstanding shares of Cut+Sew. The intangible assets acquired consisted of the Cut+Sew brand name and customer relationships.

Goodwill

Changes in the carrying value of goodwill were as follows:

Balance, December 1, 2019	$-
Acquisition of Code Red	2,258,109

Balance, November 30, 2020	$2,258,109

Impairment of goodwill	(2,258,109)

Balance, December 31, 2021	$-

During the year ended December 31, 2021, the Company recognized an impairment of its goodwill based on the estimated fair value of the recoverable amount.